Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock Compensation
Schedule of summary of Company's stock option activity

				Weighted average			Weighted average			Aggregate
	Number of shares			exercise price			Contractual Term			Intrinsic Value
	December 31,			December 31,			(in years)			($000)
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Outstanding, beginning of year	—	21,745	50,021	$—	$13.65	$17.88
Granted	—	—	—	—	—	—
Exercised	—	(21,745)	—	—	13.65	—
Forfeited or expired	—	—	(28,276)	—	—	20.38
Outstanding, end of year	—	—	21,745	$—	$—	$13.65	0.00	0.00	0.73	$0	$0	$125,052
Exercisable, end of year	—	—	21,745	$—	$—	$13.65	0.00	0.00	0.73	$0	$0	$125,052